JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND
200 Berkeley Street
Boston, Massachusetts, 02216-2805
June 24, 2024
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission (the “Commission”)
100 F Street, N.E.
Washington, DC 20549
RE:
John Hancock Financial Opportunities Fund (the “Fund”)
Registration Statement on Form N-2 (333-279004; 811-08568)
Ladies and Gentlemen:
On behalf of John Hancock Financial Opportunities Fund (the “Trust”), and in accordance with the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), we are transmitting for electronic filing the Fund’s Pre-Effective Amendment No.1 (the “Amendment”) to the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933 as amended (a “Registration Statement”), which is amendment No. 5 to its registration statement under the Investment Company Act of 1940, with respect to the proposed offering by the Fund of additional common shares of beneficial interest, no par value per share (the “Common Shares”), on a continuous or delayed basis in reliance on Rule 415 under the 1933 Act.
Separate correspondence filings were made on June 17, 2024 and June 21, 2024, in response to Staff comments. We request that the Staff review the Registration Statement as promptly as possible and contact us at its earliest possible convenience if it has any further comments.
Should members of the SEC staff have any questions or comments concerning the Registration Statement, or if we may cooperate with you in any way in the processing of this filing, please email the undersigned at tdee@jhancock.com with any questions or comments concerning these materials.
Sincerely,
/s/Thomas W. Dee
Thomas W. Dee Assistant Secretary